UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Braeside Investments, LLC
Address: 5430 LBJ Freeway
         Suite 1555
         Dallas, Texas  75240

13F File Number:  028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven McIntyre and Todd Stein
Title:     Managers of Braeside Investments, LLC
Phone:     214.276.9001

Signature, Place, and Date of Signing:

 /s/ Steven McIntyre     Dallas, Texas/USA     February 13, 2012
 /s/ Todd Stein		 Dallas, Texas/USA     February 13, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    8

Form 13F Information Table Value Total:    $94,156 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CURRENCYSHS JAPANESE YEN TR    JAPANESE YEN     23130A102      184   912700 SH  PUT  SOLE                   912700
ISHARES GOLD TRUST             ISHARES          464285105     5846   383840 SH       SOLE                   383840
ISHARES SILVER TRUST           ISHARES          46428Q109    14459   536725 SH       SOLE                   536725
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100    13825   268804 SH       SOLE                   268804
MICROSOFT CORP                 COM              594918104     9794   377265 SH       SOLE                   377265
PAN AMERICAN SILVER CORP       COM              697900108     6763   310105 SH       SOLE                   310105
SPDR GOLD TRUST                GOLD SHS         78463V107    24902   163843 SH       SOLE                   163843
USA MOBILITY INC               COM              90341G103    18383  1325391 SH       SOLE                  1325391